Fair Value Disclosures - Fair Value of Financial Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments, assets	$ 112	$ 192
Financial instruments, liabilities	43	45
Treasury Fund [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	27	114
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets	17	18
Life Insurance Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets	60	60
Executive deferred compensation plan liabilities	28	28
Natural Gas [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, liabilities	4	17
Capacity [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, assets	8
Derivative instruments, liabilities	11
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments, assets	44	132
Financial instruments, liabilities		2
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Treasury Fund [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	27	114
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets	17	18
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Life Insurance Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets
Executive deferred compensation plan liabilities
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Natural Gas [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, liabilities		2
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Capacity [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, assets
Derivative instruments, liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments, assets	42	43
Financial instruments, liabilities	28	28
Significant Other Observable Inputs (Level 2) [Member] | Treasury Fund [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets
Significant Other Observable Inputs (Level 2) [Member] | Life Insurance Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets	42	43
Executive deferred compensation plan liabilities	28	28
Significant Other Observable Inputs (Level 2) [Member] | Natural Gas [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, liabilities
Significant Other Observable Inputs (Level 2) [Member] | Capacity [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, assets
Derivative instruments, liabilities
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments, assets	26	17
Financial instruments, liabilities	15	15
Significant Unobservable Inputs (Level 3) [Member] | Treasury Fund [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets
Significant Unobservable Inputs (Level 3) [Member] | Life Insurance Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Executive deferred compensation plan assets	18	17
Executive deferred compensation plan liabilities
Significant Unobservable Inputs (Level 3) [Member] | Natural Gas [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, liabilities	4	15
Significant Unobservable Inputs (Level 3) [Member] | Capacity [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments, assets	8
Derivative instruments, liabilities	$ 11